Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill [Abstract]
Goodwill Rollforward [Table Text Block]
The following table sets forth the changes in our goodwill, net, during the years ended December 31, 2017, 2016 and 2015.

(In thousands)	Goodwill, Net
Balance, January 1, 2015	$685,310
Additions	—
Impairments	—
Balance, December 31, 2015	685,310
Additions	153,628
Impairments	(12,462)
Balance, December 31, 2016	826,476
Additions	—
Impairments	—
Final purchase price adjustment	61,748
Balance, December 31, 2017	$888,224

Schedule of Goodwill By Segment [Table Text Block]
Goodwill consists of the following:

(In thousands)	Gross Carrying Value	Cumulative Amortization	Cumulative Impairment Losses	Goodwill, Net
Goodwill, net by Reportable Segment:
Las Vegas Locals	$593,567	$—	$(165,479)	$428,088
Downtown Las Vegas	6,997	(6,134)	—	863
Midwest and South	471,735	—	(12,462)	459,273
Balance, December 31, 2017	$1,072,299	$(6,134)	$(177,941)	$888,224